Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.2%)
AMC Networks, Inc. - Class A *	11,521	202
ATN International, Inc.	4,507	184
Cars.com, Inc. *	25,785	498
Cinemark Holdings, Inc. *	44,604	660
Cogent Communications Holdings, Inc.	17,742	1,130
Consolidated Communications Holdings, Inc. *	30,545	79
The E.W. Scripps Co. - Class A *	23,847	224
Gannett Co., Inc. *	61,887	116
Gogo, Inc. *	27,018	392
Lumen Technologies, Inc.	383,339	1,016
The Marcus Corp.	10,228	164
QuinStreet, Inc. *	20,782	330
Scholastic Corp.	12,317	421
Shenandoah Telecommunications Co.	20,862	397
Shutterstock, Inc.	9,989	725
TechTarget, Inc. *	11,122	402
Telephone and Data Systems, Inc.	41,557	437
Thryv Holdings, Inc. *	12,615	291
Yelp, Inc. *	28,998	890

Total		8,558

Consumer Discretionary (14.0%)
The Aaron’s Co., Inc.	12,656	122
Abercrombie & Fitch Co. - Class A *	20,378	565
Academy Sports & Outdoors, Inc.	32,462	2,118
Adtalem Global Education, Inc. *	18,898	730
American Axle & Manufacturing Holdings, Inc. *	47,776	373
American Eagle Outfitters, Inc.	72,488	974
America’s Car-Mart, Inc. *	2,382	189
Asbury Automotive Group, Inc. *	9,197	1,931
Big Lots, Inc.	11,906	130
BJ’s Restaurants, Inc. *	9,620	280
Bloomin’ Brands, Inc.	36,494	936
Boot Barn Holdings, Inc. *	12,398	950

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Brinker International, Inc. *	18,331	697
The Buckle, Inc.	12,318	440
Caleres, Inc.	14,857	321
Cavco Industries, Inc. *	3,357	1,067
Century Communities, Inc.	11,785	753
The Cheesecake Factory, Inc.	19,879	697
Chico’s FAS, Inc. *	51,375	283
The Children’s Place, Inc. *	5,023	202
Chuy’s Holdings, Inc. *	7,396	265
Cracker Barrel Old Country Store, Inc.	9,224	1,048
Dave & Buster’s Entertainment, Inc. *	17,480	643
Designer Brands, Inc.	20,673	181
Dine Brands Global, Inc.	6,521	441
Dorman Products, Inc. *	11,754	1,014
El Pollo Loco Holdings, Inc.	8,397	80
Ethan Allen Interiors, Inc.	9,367	257
Frontdoor, Inc. *	33,873	944
Genesco, Inc. *	4,921	181
Gentherm, Inc. *	13,803	834
G-III Apparel Group, Ltd. *	17,559	273
Golden Entertainment, Inc. *	9,153	398
Green Brick Partners, Inc. *	11,315	397
Group 1 Automotive, Inc.	6,061	1,372
Guess?, Inc.	12,526	244
Hanesbrands, Inc.	145,396	765
Haverty Furniture Cos., Inc.	5,571	178
Hibbett, Inc.	5,228	308
Installed Building Products, Inc.	9,743	1,111
iRobot Corp. *	11,330	494
Jack in the Box, Inc.	8,563	750
Kontoor Brands, Inc.	20,511	992
La-Z-Boy, Inc.	17,973	523
LCI Industries	10,581	1,162
Leslie’s, Inc. *	61,922	682
LGI Homes, Inc. *	8,513	971
M.D.C. Holdings, Inc.	24,124	938
M/I Homes, Inc. *	11,447	722
MarineMax, Inc. *	9,071	261
Meritage Homes Corp.	15,173	1,772

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Mister Car Wash, Inc. *	32,594	281
Monarch Casino & Resort, Inc.	5,526	410
Monro, Inc.	13,060	646
Movado Group, Inc.	6,449	185
National Vision Holdings, Inc. *	32,805	618
The ODP Corp. *	16,775	755
Oxford Industries, Inc.	6,164	651
Patrick Industries, Inc.	8,972	617
Perdoceo Education Corp. *	27,996	376
PetMed Express, Inc.	8,910	145
Rent-A-Center, Inc.	20,858	511
Ruth’s Hospitality Group, Inc.	12,457	205
Sabre Corp. *	136,514	586
Sally Beauty Holdings, Inc. *	44,663	696
Shake Shack, Inc. - Class A *	15,511	861
Shoe Carnival, Inc.	6,915	177
Signet Jewelers, Ltd.	18,889	1,469
Six Flags Entertainment Corp. *	30,773	822
Sleep Number Corp. *	9,039	275
Sonic Automotive, Inc. - Class A	6,955	378
Sonos, Inc. *	52,933	1,039
Standard Motor Products, Inc.	7,710	285
Steven Madden, Ltd.	30,448	1,096
Strategic Education, Inc.	9,249	831
Stride, Inc. *	17,020	668
Sturm, Ruger & Co., Inc.	7,365	423
TRI Pointe Homes, Inc. *	41,928	1,062
Urban Outfitters, Inc. *	24,943	691
Vista Outdoor, Inc. *	23,593	654
Winnebago Industries, Inc.	12,721	734
Wolverine World Wide, Inc.	32,762	559
XPEL, Inc. *	8,156	554
Zumiez, Inc. *	6,534	120

Total		53,339

Consumer Staples (5.3%)
The Andersons, Inc.	12,954	535
B&G Foods, Inc.	29,828	463
Calavo Growers, Inc.	7,289	210
Cal-Maine Foods, Inc.	15,762	960

Index 600 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Central Garden & Pet Co. *	3,969	163
Central Garden & Pet Co. - Class A *	17,170	671
The Chefs’ Warehouse, Inc. *	14,187	483
e.l.f. Beauty, Inc. *	21,034	1,732
Edgewell Personal Care Co.	21,365	906
Fresh Del Monte Produce, Inc.	12,752	384
The Hain Celestial Group, Inc. *	37,273	639
Hostess Brands, Inc. *	55,577	1,383
Inter Parfums, Inc.	7,413	1,054
J & J Snack Foods Corp.	6,227	923
John B. Sanfilippo & Son, Inc.	3,731	362
Medifast, Inc.	4,553	472
MGP Ingredients, Inc.	6,401	619
National Beverage Corp. *	9,698	511
Nu Skin Enterprises, Inc.	20,566	808
PriceSmart, Inc.	10,473	749
Seneca Foods Corp. - Class A *	2,137	112
The Simply Good Foods Co. *	35,122	1,397
SpartanNash Co.	14,703	365
Tootsie Roll Industries, Inc.	7,617	342
TreeHouse Foods, Inc. *	20,954	1,057
United Natural Foods, Inc. *	24,715	651
Universal Corp.	10,232	541
USANA Health Sciences, Inc. *	4,577	288
Vector Group, Ltd.	54,650	656
WD-40 Co.	5,644	1,005

Total		20,441

Energy (4.6%)
Archrock, Inc.	55,707	544
Bristow Group, Inc. *	9,671	217
Callon Petroleum Co. *	21,315	713
Civitas Resources, Inc.	21,587	1,475
Comstock Resources, Inc.	38,110	411
CONSOL Energy, Inc.	13,577	791
Core Laboratories NV	19,465	429
CVR Energy, Inc.	12,145	398
DMC Global, Inc. *	7,792	171
Dorian LPG, Ltd.	13,096	261
Dril-Quip, Inc. *	14,142	406
Green Plains, Inc. *	24,660	764
Helix Energy Solutions Group, Inc. *	59,410	460

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Energy continued
Helmerich & Payne, Inc.	43,430	1,553
Laredo Petroleum, Inc. *	6,908	315
Nabors Industries, Ltd. *	3,744	456
NexTier Oilfield Solutions, Inc. *	66,434	528
Northern Oil and Gas, Inc.	30,881	937
Oceaneering International, Inc. *	41,701	735
Oil States International, Inc. *	26,265	219
Par Pacific Holdings, Inc. *	23,099	674
Patterson-UTI Energy, Inc.	90,152	1,055
ProPetro Holding Corp. *	39,542	284
Ranger Oil Corp. - Class A	7,859	321
REX American Resources Corp. *	6,284	180
RPC, Inc.	34,182	263
SM Energy Co.	51,090	1,439
Talos Energy, Inc. *	27,192	403
US Silica Holdings, Inc. *	31,554	377
World Fuel Services Corp.	25,776	659

Total		17,438

Financials (16.1%)
Ambac Financial Group, Inc. *	18,476	286
American Equity Investment Life Holding Co.	28,847	1,053
Ameris Bancorp	27,101	991
AMERISAFE, Inc.	7,971	390
Apollo Commercial Real Estate Finance, Inc.	54,219	505
ARMOUR Residential REIT, Inc.	66,987	352
Assured Guaranty, Ltd.	24,920	1,253
Atlantic Union Bankshares Corp.	31,028	1,088
Axos Financial, Inc. *	22,198	820
B. Riley Financial, Inc.	6,578	187
Banc of California, Inc.	22,555	283
BancFirst Corp.	7,234	601
The Bancorp, Inc. *	23,159	645
BankUnited, Inc.	31,489	711
Banner Corp.	14,232	774
Berkshire Hills Bancorp, Inc.	18,480	463
Blucora, Inc. *	16,565	436

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
Brightsphere Investment Group, Inc.	13,276	313
Brookline Bancorp, Inc.	36,714	386
Capitol Federal Financial, Inc.	52,742	355
Central Pacific Financial Corp.	11,104	199
City Holding Co.	6,169	561
Community Bank System, Inc.	22,306	1,171
Customers Bancorp, Inc. *	12,508	232
CVB Financial Corp.	54,506	909
Dime Community Bancshares, Inc.	13,312	302
Donnelley Financial Solutions, Inc. *	10,419	426
Eagle Bancorp, Inc.	13,120	439
Ellington Financial, Inc.	26,001	317
Employers Holdings, Inc.	11,321	472
Encore Capital Group, Inc. *	9,736	491
Enova International, Inc. *	12,999	578
EVERTEC, Inc.	27,108	915
EZCORP, Inc. - Class A *	21,653	186
FB Financial Corp.	14,642	455
First Bancorp	92,890	1,469
First Commonwealth Financial Corp.	42,802	532
First Financial Bancorp	39,450	859
First Hawaiian, Inc.	52,892	1,091
Franklin BSP Realty Trust, Inc.	34,311	409
Genworth Financial, Inc. - Class A *	205,831	1,033
Green Dot Corp. - Class A *	19,222	330
Hanmi Financial Corp.	12,524	233
HCI Group, Inc.	2,792	150
Heritage Financial Corp.	14,423	309
Hilltop Holdings, Inc.	19,103	567
HomeStreet, Inc.	7,315	132
Hope Bancorp, Inc.	49,961	491
Horace Mann Educators Corp.	17,040	571
Independent Bank Corp.	18,943	1,243
Independent Bank Group, Inc.	14,758	684
Invesco Mortgage Capital, Inc.	14,957	166
James River Group Holdings, Ltd.	15,392	318

Index 600 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
KKR Real Estate Finance Trust, Inc.	23,817	271
Lakeland Financial Corp.	10,536	660
LendingTree, Inc. *	4,550	121
Mercury General Corp.	10,925	347
Meta Financial Group, Inc.	11,471	476
Mr. Cooper Group, Inc. *	28,777	1,179
National Bank Holding Corp. - Class A	15,663	524
NBT Bancorp, Inc.	17,812	600
New York Mortgage Trust, Inc.	38,739	386
NMI Holdings, Inc. - Class A *	34,790	777
Northfield Bancorp, Inc.	17,151	202
Northwest Bancshares, Inc.	52,822	635
OFG Bancorp	19,845	495
Pacific Premier Bancorp, Inc.	39,523	949
Palomar Holdings, Inc. *	10,498	579
Park National Corp.	6,014	713
Payoneer Global, Inc. *	82,999	521
PennyMac Mortgage Investment Trust	37,219	459
Piper Sandler Cos.	5,692	789
PRA Group, Inc. *	16,213	632
Preferred Bank	5,427	297
ProAssurance Corp.	22,563	417
PROG Holdings, Inc. *	20,831	496
Provident Financial Services, Inc.	31,354	601
Radian Group, Inc.	65,246	1,442
Ready Capital Corp.	41,093	418
Redwood Trust, Inc.	46,641	314
Renasant Corp.	23,284	712
S&T Bancorp, Inc.	16,223	510
Safety Insurance Group, Inc.	6,138	457
Seacoast Banking Corp. of Florida	34,777	824
ServisFirst Bancshares, Inc.	20,302	1,109
Simmons First National Corp. - Class A	52,845	924
SiriusPoint, Ltd. *	34,921	284
Southside Bancshares, Inc.	12,472	414
Stellar Bancorp, Inc.	18,743	461
Stewart Information Services Corp.	11,317	457
StoneX Group, Inc. *	7,293	755
Tompkins Financial Corp.	5,232	346
Triumph Financial, Inc.	9,410	546

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
Trupanion, Inc. *	14,617	627
TrustCo Bank Corp.	7,811	249
Trustmark Corp.	25,361	626
Two Harbors Investment Corp.	40,292	593
United Community Banks, Inc.	47,746	1,343
United Fire Group, Inc.	8,906	236
Universal Insurance Holdings, Inc.	11,460	209
Veritex Holdings, Inc.	22,602	413
Virtus Investment Partners, Inc.	2,832	539
Walker & Dunlop, Inc.	12,766	972
Washington Federal, Inc.	27,186	819
Westamerica Bancorporation	11,195	496
WisdomTree Investments, Inc.	45,758	268
World Acceptance Corp. *	1,400	117
WSFS Financial Corp.	25,605	963

Total		61,701

Health Care (10.9%)
AdaptHealth LLC *	31,929	397
Addus HomeCare Corp. *	6,705	716
Agiliti, Inc. *	13,701	219
Allscripts Healthcare Solutions, Inc. *	45,422	593
AMN Healthcare Services, Inc. *	18,009	1,494
Amphastar Pharmaceuticals, Inc. *	15,684	588
AngioDynamics, Inc. *	16,363	169
ANI Pharmaceuticals, Inc. *	5,023	199
Anika Therapeutics, Inc. *	6,008	173
Apollo Medical Holdings, Inc. *	16,355	596
Arcus Biosciences, Inc. *	21,724	396
Artivion, Inc. *	16,952	222
Avanos Medical, Inc. *	19,384	576
Avid Bioservices, Inc. *	25,919	486
BioLife Solutions, Inc. *	14,062	306
Cara Therapeutics, Inc. *	19,375	95
Cardiovascular Systems, Inc. *	17,492	347
Catalyst Pharmaceuticals, Inc. *	39,799	660
Certara, Inc. *	43,797	1,056
Coherus Biosciences, Inc. *	27,106	185

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Collegium Pharmaceutical, Inc. *	13,797	331
Community Health Systems, Inc. *	51,471	252
Computer Programs and Systems, Inc. *	5,844	176
CONMED Corp.	12,677	1,317
Corcept Therapeutics, Inc. *	39,840	863
CorVel Corp. *	3,778	719
Cross Country Healthcare, Inc. *	14,776	330
Cutera, Inc. *	7,480	177
Cytokinetics, Inc. *	39,311	1,383
Dynavax Technologies Corp. *	49,400	485
Eagle Pharmaceuticals, Inc. *	4,460	127
Embecta Corp.	23,780	669
Emergent BioSolutions, Inc. *	18,250	189
Enanta Pharmaceuticals, Inc. *	8,187	331
Enhabit, Inc. *	20,386	284
Ensign Group, Inc.	23,156	2,212
Fulgent Genetics, Inc. *	8,107	253
Glaukos Corp. *	19,828	993
Harmony Biosciences Holdings, Inc. *	12,342	403
HealthStream, Inc. *	9,924	269
Heska Corp. *	4,240	414
Innoviva, Inc. *	25,811	290
Inogen, Inc. *	9,432	118
Integer Holdings Corp. *	13,771	1,067
Ironwood Pharmaceuticals, Inc. *	55,487	584
iTeos Therapeutics, Inc. *	10,084	137
LeMaitre Vascular, Inc.	8,069	415
Ligand Pharmaceuticals, Inc. - Class B *	6,673	491
MEDNAX, Inc. *	34,155	509
Merit Medical Systems, Inc. *	23,632	1,748
Mesa Laboratories, Inc.	2,095	366
ModivCare, Inc. *	5,300	446
Myriad Genetics, Inc. *	33,684	782
Nektar Therapeutics *	80,721	57
NeoGenomics, Inc. *	52,496	914
NextGen Healthcare, Inc. *	22,277	388
NuVasive, Inc. *	21,681	896

Index 600 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Health Care continued
OmniAb, Inc. - 12.50 Earnout Consideration *,Æ	2,585	–
OmniAb, Inc. - 15.00 Earnout Consideration *,Æ	2,585	–
OraSure Technologies, Inc. *	29,845	181
Orthofix Medical, Inc. *	14,209	238
Owens & Minor, Inc. *	31,741	462
Pacira Biosciences, Inc. *	19,110	780
Phibro Animal Health Corp. - Class A	8,351	128
Prestige Consumer Healthcare, Inc. *	20,645	1,293
RadNet, Inc. *	20,298	508
REGENXBIO, Inc. *	15,478	293
Select Medical Holdings Corp.	43,289	1,119
Simulations Plus, Inc.	6,600	290
Supernus Pharmaceuticals, Inc. *	22,463	814
Tandem Diabetes Care, Inc. *	26,726	1,085
uniQure NV *	16,928	341
US Physical Therapy, Inc.	5,410	530
Vanda Pharmaceuticals, Inc. *	23,337	158
Varex Imaging Corp. *	16,486	300
Vericel Corp. *	19,638	576
Vir Biotechnology, Inc. *	31,546	734
Xencor, Inc. *	24,904	695
Zynex, Inc. *	9,180	110

Total		41,493

Industrials (17.4%)
3D Systems Corp. *	54,693	586
AAON, Inc.	17,457	1,688
AAR Corp. *	13,671	746
ABM Industries, Inc.	27,474	1,235
Aerojet Rocketdyne Holdings, Inc. *	31,483	1,768
Aerovironment, Inc. *	10,458	959
Alamo Group, Inc.	4,278	788
Albany International Corp. - Class A	12,908	1,153
Allegiant Travel Co. *	6,510	599
American Woodmark Corp. *	6,941	361
Apogee Enterprises, Inc.	9,297	402
Applied Industrial Technologies, Inc.	16,028	2,278
ArcBest Corp.	10,073	931
Arcosa, Inc.	20,095	1,268
Astec Industries, Inc.	9,460	390

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
AZZ, Inc.	10,436	430
Barnes Group, Inc.	21,041	847
Boise Cascade Co.	16,406	1,038
Brady Corp. - Class A	19,186	1,031
CIRCOR International, Inc. *	8,368	260
Comfort Systems USA, Inc.	14,852	2,168
CoreCivic, Inc. *	47,861	440
CSG Systems International, Inc.	12,503	671
Deluxe Corp.	17,723	284
DXP Enterprises, Inc. *	6,646	179
Dycom Industries, Inc. *	12,283	1,150
Encore Wire Corp.	7,622	1,413
Enerpac Tool Group Corp.	23,680	604
EnPro Industries, Inc.	8,646	898
ESCO Technologies, Inc.	10,715	1,023
Federal Signal Corp.	25,155	1,364
Forrester Research, Inc. *	4,629	150
Forward Air Corp.	11,043	1,190
Franklin Electric Co., Inc.	16,152	1,520
The GEO Group, Inc. *	51,670	408
Gibraltar Industries, Inc. *	12,904	626
GMS, Inc. *	17,315	1,002
Granite Construction, Inc.	18,190	747
The Greenbrier Cos., Inc.	13,652	439
Griffon Corp.	19,732	632
Harsco Corp. *	32,657	223
Hawaiian Holdings, Inc. *	21,627	198
Healthcare Services Group, Inc.	30,909	429
Heartland Express, Inc.	19,143	305
Heidrick & Struggles International, Inc.	8,158	248
Hillenbrand, Inc.	28,834	1,370
HNI Corp.	17,288	481
Hub Group, Inc. - Class A *	13,569	1,139
Insteel Industries, Inc.	7,990	222
Interface, Inc.	23,910	194
John Bean Technologies Corp.	13,237	1,447
Kaman Corp.	11,512	263
KAR Auction Services, Inc. *	45,309	620
Kelly Services, Inc. - Class A	14,215	236
Kennametal, Inc.	33,514	924
Korn Ferry	21,917	1,134

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Lindsay Corp.	4,579	692
Liquidity Services, Inc. *	9,861	130
Marten Transport, Ltd.	23,955	502
Masterbrand, Inc. *	53,463	430
Matson, Inc.	15,717	938
Matthews International Corp. - Class A	12,675	457
MillerKnoll, Inc.	31,476	644
Moog, Inc. - Class A	11,942	1,203
Mueller Industries, Inc.	23,624	1,736
MYR Group, Inc. *	6,901	870
National Presto Industries, Inc.	2,086	150
NOW, Inc. *	45,980	513
NV5 Global, Inc. *	5,177	538
PGT Innovations, Inc. *	24,972	627
Pitney Bowes, Inc.	66,501	259
Powell Industries, Inc.	3,744	159
Proto Labs, Inc. *	11,296	374
Quanex Building Products Corp.	13,655	294
Resideo Technologies, Inc. *	60,655	1,109
Resources Connection, Inc.	13,120	224
RXO, Inc. *	48,405	951
SkyWest, Inc. *	21,096	468
SPX Technologies, Inc. *	18,760	1,324
Standex International Corp.	4,980	610
Sun Country Airlines Holdings, Inc. *	13,385	274
Tennant Co.	7,755	531
Titan International, Inc. *	20,915	219
Trinity Industries, Inc.	33,846	824
Triumph Group, Inc. *	26,711	310
TrueBlue, Inc. *	13,442	239
TTEC Holdings, Inc.	7,764	289
UniFirst Corp.	6,266	1,104
Veritiv Corp.	5,607	758
Verra Mobility Corp. *	57,909	980
Viad Corp. *	8,671	181
Wabash National Corp.	19,830	488

Total		66,498

Information Technology (13.5%)
8x8, Inc. *	47,232	197
A10 Networks, Inc.	26,700	414
Adeia, Inc.	43,768	388
Adtran Holdings, Inc.	29,434	467
Advanced Energy Industries, Inc.	15,532	1,522
Agilysys, Inc. *	8,276	683
Alarm.com Holdings, Inc. *	20,752	1,043

Index 600 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
Alliance Data Systems Corp.	20,778	630
Alpha & Omega Semiconductor, Ltd. *	9,197	248
Arlo Technologies, Inc. *	36,353	220
Avid Technology, Inc. *	13,817	442
Axcelis Technologies, Inc. *	13,613	1,814
Badger Meter, Inc.	12,149	1,480
Benchmark Electronics, Inc.	14,672	348
Cerence, Inc. *	16,743	470
CEVA, Inc. *	9,536	290
Clearfield, Inc. *	5,191	242
Cohu, Inc. *	19,808	760
Comtech Telecommunications Corp.	11,430	143
Consensus Cloud Solutions, Inc. *	7,251	247
Corsair Gaming, Inc. *	16,783	308
CTS Corp.	13,253	655
Digi International, Inc. *	14,878	501
Digital Turbine, Inc. *	37,583	464
Diodes, Inc. *	18,885	1,752
DoubleVerify Holdings, Inc. *	36,291	1,094
Ebix, Inc.	9,916	131
ePlus, Inc. *	11,198	549
Extreme Networks, Inc. *	53,694	1,027
Fabrinet *	15,205	1,806
FARO Technologies, Inc. *	7,865	194
FormFactor, Inc. *	32,008	1,019
Harmonic, Inc. *	45,685	667
Ichor Holdings, Ltd. *	12,050	394
Insight Enterprises, Inc. *	12,601	1,801
InterDigital, Inc.	11,190	816
Itron, Inc. *	18,771	1,041
Knowles Corp. *	38,038	647
Kulicke and Soffa Industries, Inc.	23,541	1,240
LivePerson, Inc. *	28,792	127
LiveRamp Holdings, Inc. *	26,935	591
MaxLinear, Inc. - Class A *	30,126	1,061
Methode Electronics, Inc. - Class A	15,010	659
N-able, Inc. *	27,755	366
NETGEAR, Inc. *	11,890	220
NetScout Systems, Inc. *	28,030	803
OneSpan, Inc. *	14,505	254
Onto Innovation, Inc. *	20,570	1,808
OSI Systems, Inc. *	6,516	667

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Information Technology continued
PC Connection, Inc.	4,647	209
PDF Solutions, Inc. *	12,270	520
Perficient, Inc. *	14,397	1,039
Photronics, Inc. *	25,684	426
Plexus Corp. *	11,508	1,123
Progress Software Corp.	17,989	1,033
Rambus, Inc. *	44,666	2,290
Rogers Corp. *	7,817	1,278
Sanmina Corp. *	24,225	1,477
ScanSource, Inc. *	10,423	317
Semtech Corp. *	26,569	641
SMART Global Holdings, Inc. *	20,221	349
SPS Commerce, Inc. *	14,971	2,280
TTM Technologies, Inc. *	42,515	573
Ultra Clean Holdings, Inc. *	18,940	628
Veeco Instruments, Inc. *	21,482	454
ViaSat, Inc. *	31,757	1,075
Viavi Solutions, Inc. *	93,447	1,012
Xperi, Inc. *	17,559	192

Total		51,626

Materials (5.8%)
AdvanSix, Inc.	11,535	442
Allegheny Technologies, Inc. *	53,804	2,123
American Vanguard Corp.	11,428	250
Arconic Corp. *	42,180	1,106
Balchem Corp.	13,351	1,689
Carpenter Technology Corp.	20,223	905
Century Aluminum Co. *	21,018	210
Clearwater Paper Corp. *	6,888	230
Compass Minerals International, Inc.	14,213	487
FutureFuel Corp.	10,628	79
H.B. Fuller Co.	22,319	1,528
Hawkins, Inc.	7,910	346
Haynes International, Inc.	5,184	260
Innospec, Inc.	10,293	1,057
Kaiser Aluminum Corp.	6,638	495
Koppers Holdings, Inc.	8,586	300
Livent Corp. *	74,554	1,619
Materion Corp.	8,531	990
Mercer International, Inc.	17,026	166
Minerals Technologies, Inc.	13,525	817
Myers Industries, Inc.	14,997	321
O-I Glass, Inc. *	64,156	1,457
Olympic Steel, Inc.	4,026	210

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Materials continued
Quaker Chemical Corp.	5,664	1,121
Rayonier Advanced Materials, Inc. *	26,264	165
Schweitzer-Mauduit International, Inc.	22,872	491
Stepan Co.	8,800	907
SunCoke Energy, Inc.	34,272	308
Sylvamo Corp.	13,294	615
TimkenSteel Corp. *	16,261	298
Tredegar Corp.	10,334	94
Trinseo PLC	14,374	300
Warrior Met Coal, Inc.	21,505	790

Total		22,176

Real Estate (7.2%)
Acadia Realty Trust	39,729	554
Alexander & Baldwin, Inc.	30,272	572
American Assets Trust, Inc.	21,775	405
Armada Hoffler Properties, Inc.	28,411	336
Brandywine Realty Trust	70,501	333
CareTrust REIT, Inc.	41,374	810
Centerspace	6,194	338
Chatham Lodging Trust	20,071	211
Community Healthcare Trust, Inc.	9,823	360
Cushman & Wakefield PLC *	67,654	713
DiamondRock Hospitality Co.	87,239	709
Douglas Elliman, Inc.	28,636	89
Easterly Government Properties, Inc.	37,901	521
Essential Properties Realty Trust, Inc.	59,169	1,470
Four Corners Property Trust, Inc.	34,800	935
Getty Realty Corp.	17,661	636
Global Net Lease, Inc.	43,268	556
Hudson Pacific Properties, Inc.	52,765	351
Innovative Industrial Properties, Inc.	11,629	884
iStar, Inc.	15,711	461
JBG SMITH Properties	41,347	623
Kennedy-Wilson Holdings, Inc.	48,646	807
LTC Properties, Inc.	16,850	592
LXP Industrial Trust	114,515	1,181
Marcus & Millichap, Inc.	10,186	327
NexPoint Residential Trust, Inc.	9,492	415
Office Properties Income Trust	19,953	245
Orion Office REIT, Inc.	23,793	159

Index 600 Stock Portfolio

Common Stocks (99.3%)	Shares/ Par +	Value $ (000’s)

Real Estate continued
OUTFRONT Media, Inc.	60,774	986
Pebblebrook Hotel Trust	54,798	769
RE/MAX Holdings, Inc. - Class A	7,441	140
Realogy Holdings Corp. *	44,994	238
Retail Opportunity Investments Corp.	52,031	726
RPT Realty	35,023	333
Saul Centers, Inc.	5,271	206
Service Properties Trust	68,791	685
SITE Centers Corp.	76,266	937
SL Green Realty Corp.	26,854	632
The St. Joe Co.	14,064	585
Star Holdings *	89	2
Summit Hotel Properties, Inc.	43,945	308
Sunstone Hotel Investors, Inc.	87,480	864
Tanger Factory Outlet Centers, Inc.	43,367	851
Uniti Group, Inc.	98,871	351
Universal Health Realty Income Trust	5,219	251
Urban Edge Properties	48,990	738
Urstadt Biddle Properties, Inc. - Class A	11,906	209
Veris Residential, Inc. *	32,957	482
Washington Real Estate Investment Trust	36,464	651
Whitestone REIT	19,470	179
Xenia Hotels & Resorts, Inc.	47,411	621

Total		27,337

Utilities (2.3%)
American States Water Co.	15,333	1,363
Avista Corp.	30,626	1,300
California Water Service Group	22,749	1,324
Chesapeake Utilities Corp.	7,368	943
Middlesex Water Co.	7,336	573
Northwest Natural Holding Co.	14,618	695
Otter Trail Corp.	17,293	1,250
SJW Group	11,068	843
Unitil Corp.	6,682	381

Total		8,672

Total Common Stocks (Cost: $343,519)		379,279

Short-Term Investments (0.1%)	Shares/ Par +	Value $ (000’s)
Governments (0.1%)
US Treasury 0.000%, 5/11/23 b	495,000	493

Total		493

Total Short-Term Investments (Cost: $493)		493

Total Investments (99.4%) (Cost: $344,012)@		379,772

Other Assets, Less Liabilities (0.6%)		2,363

Net Assets (100.0%)		382,135

Index 600 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

E-mini Russell 2000 Index Futures	Long	USD	2	31	6/23	$2,811	$74	$ 48

							$74	$ 48

	Financial Derivative Assets			Financial Derivative Liabilities

	Variation Margin (000’s)			Variation Margin (000’s)			Market Value (000’s)

	Swaps	Futures	Total	Swaps	Futures	Total	Options

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$48	$48	$–	$–	$–	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
b	Part or all of the security has been pledged as collateral.
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $344,012 and the net unrealized appreciation of investments based on that cost was $35,834 which is comprised of $84,593 aggregate gross unrealized appreciation and $48,759 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$379,279	$—	$—
Short-Term Investments	—	493	—
Other Financial Instruments^
Futures	74	—	—

Total Assets:	$379,353	$493	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2023.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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